Borrowings - Debt Instrument Redemption (Detail) - Successor [Member]		6 Months Ended	12 Months Ended
	Feb. 01, 2013	Jun. 30, 2015	Dec. 31, 2014
Dollar Senior Notes [Member]
Debt Instrument, Redemption [Line Items]
Debt instrument, redemption price, percentage	101.00%
Euro Senior Notes [Member]
Debt Instrument, Redemption [Line Items]
Debt instrument, redemption price, percentage	101.00%
2016 [Member] | Dollar Senior Notes [Member]
Debt Instrument, Redemption [Line Items]
Debt instrument, redemption price, percentage		105.531%	105.531%
2016 [Member] | Euro Senior Notes [Member]
Debt Instrument, Redemption [Line Items]
Debt instrument, redemption price, percentage		104.313%	104.313%
2017 [Member] | Dollar Senior Notes [Member]
Debt Instrument, Redemption [Line Items]
Debt instrument, redemption price, percentage		103.688%	103.688%
2017 [Member] | Euro Senior Notes [Member]
Debt Instrument, Redemption [Line Items]
Debt instrument, redemption price, percentage		102.875%	102.875%
2018 [Member] | Dollar Senior Notes [Member]
Debt Instrument, Redemption [Line Items]
Debt instrument, redemption price, percentage		101.844%	101.844%
2018 [Member] | Euro Senior Notes [Member]
Debt Instrument, Redemption [Line Items]
Debt instrument, redemption price, percentage		101.438%	101.438%
2019 and thereafter [Member] | Dollar Senior Notes [Member]
Debt Instrument, Redemption [Line Items]
Debt instrument, redemption price, percentage		100.00%	100.00%
2019 and thereafter [Member] | Euro Senior Notes [Member]
Debt Instrument, Redemption [Line Items]
Debt instrument, redemption price, percentage		100.00%	100.00%
Debt Instrument, Redemption, Period Five [Member] | Dollar Senior Notes [Member]
Debt Instrument, Redemption [Line Items]
Debt instrument, redemption price, percentage			100.00%
Debt Instrument, Redemption, Period Five [Member] | Euro Senior Notes [Member]
Debt Instrument, Redemption [Line Items]
Debt instrument, redemption price, percentage			100.00%